Segment reporting - Summarized financial information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Geographical information
Number of operating segments | segment	4
Number of reportable segments | segment	4
Revenues from external customers	$ 1,961,299	$ 1,579,730		$ 1,403,149
Segment Adjusted EBITDA	1,031,386	926,396		819,014
Depreciation and amortization	(469,250)	(382,882)		(408,662)
Net gain/(loss) on disposal of property, plant and equipment	(3,382)	2,499		764
Insurance claims	2,092	6,861		14,987
Impairment of withholding tax receivables	(52,334)	(61,810)		(31,533)
Impairment of Goodwill	(121,596)
Business combination transaction costs	(20,851)	(15,779)		(13,727)
Other costs	(4,873)	(15,752)		(310)
Impairment of property, plant and equipment and prepaid land rent	(38,157)	(51,113)		(27,594)
Reversal of provision for decommissioning costs		2,671
Listing costs		(22,153)		(12,652)
Share-based payment expense	(13,265)	(11,780)		(8,342)
Finance income	15,825	25,522		148,968
Finance costs	(872,029)	(422,034)		(633,766)
Other non-operating income and expenses	2,584	11,213
Loss before income tax	(543,850)	(8,141)		(152,853)
Segment assets	6,320,865	5,542,156	[1]
Segment liabilities	4,962,217	3,798,600	[1]
Internal costs related to restructuring	2,300
Professional costs related to financing		15,100
Aborted transaction costs		700
Nigeria
Geographical information
Revenues from external customers	1,352,402	1,146,732		1,037,836
Segment Adjusted EBITDA	802,822	783,544		701,273
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	400,430	318,971		195,692
Segment assets	2,270,656	2,038,376		2,040,911
Segment liabilities	935,387	745,944		747,428
SSA
Geographical information
Revenues from external customers	412,824	343,945		313,416
Segment Adjusted EBITDA	230,521	190,654		170,784
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations	719,837
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	101,154	56,291		61,147
Segment assets	1,639,384	1,024,347		1,043,669
Segment liabilities	914,588	494,236		532,801
Latam
Geographical information
Revenues from external customers	160,008	59,706		30,185
Segment Adjusted EBITDA	114,434	42,688		22,696
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations	386,460	468,535		760,246
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	135,069	103,338		31,703
Segment assets	1,931,317	1,453,729		682,813
Segment liabilities	555,885	393,090		266,596
MENA
Geographical information
Revenues from external customers	36,065	29,347		21,712
Segment Adjusted EBITDA	16,021	13,085		9,937
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations	3,650			112,878
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	23,532	20,725		8,465
Segment assets	178,471	173,888		142,210
Segment liabilities	109,087	100,947		92,917
Other
Geographical information
Segment Adjusted EBITDA	$ (132,412)	$ (103,575)		$ (85,676)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).